Contingencies and Other Accrued Losses (Tables)	12 Months Ended
May 31, 2013
Accrued Loss Reserves

Accrued loss reserves consist of the following:

May 31,	2013	2012
(In thousands)
Accrued product liability reserves	$15,582	$11,736
Accrued warranty reserves	8,591	13,564
Accrued environmental reserves	3,418	3,580

Total accrued loss reserves—Current	$27,591	$28,880

Accrued product liability reserves—noncurrent	$29,489	$28,592
Accrued warranty liability—noncurrent	739	1,187
Accrued environmental reserves—noncurrent	3,274	3,952

Total accrued loss reserves—Noncurrent	$33,502	$33,731

Changes in Accrued Warranty Balances

The following table includes the changes in our accrued warranty balances:

Year Ended May 31,	2013	2012	2011
(In thousands)
Beginning Balance	$14,751	$17,196	$17,602
Deductions (1)	(20,115)	(18,143)	(20,335)
Provision charged to SG&A expense	14,260	15,513	19,899
Acquisitions	434	185	30

Ending Balance	$9,330	$14,751	$17,196

(1)	Primarily claims paid during the year.